Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD	2,046	$1,262,037
0.50%, 09/21/26(a)	AUD	1,742	1,054,395
1.00%, 12/21/30(a)	AUD	3,056	1,663,817
1.00%, 11/21/31(a)	AUD	2,746	1,449,299
1.25%, 05/21/32	AUD	2,555	1,356,890
1.50%, 06/21/31(a)	AUD	2,400	1,334,973
1.75%, 11/21/32(a)	AUD	1,610	880,957
1.75%, 06/21/51(a)	AUD	1,666	632,409
2.25%, 05/21/28(a)	AUD	1,489	923,835
2.50%, 05/21/30(a)	AUD	359	218,736
2.75%, 11/21/27(a)	AUD	1,745	1,110,246
2.75%, 11/21/28(a)	AUD	2,639	1,663,396
2.75%, 11/21/29(a)	AUD	623	387,936
2.75%, 06/21/35(a)	AUD	504	290,389
2.75%, 05/21/41(a)	AUD	1,291	684,420
3.00%, 11/21/33(a)	AUD	1,557	936,473
3.00%, 03/21/47(a)	AUD	1,252	652,755
3.25%, 04/21/25(a)	AUD	2,099	1,366,859
3.25%, 04/21/29(a)	AUD	1,134	728,702
3.25%, 06/21/39(a)	AUD	582	338,893
3.50%, 12/21/34(a)	AUD	3,121	1,945,340
3.75%, 05/21/34(a)	AUD	1,592	1,018,018
3.75%, 04/21/37(a)	AUD	711	446,576
4.25%, 04/21/26(a)	AUD	310	205,977
4.50%, 04/21/33(a)	AUD	1,817	1,235,815
4.75%, 04/21/27(a)	AUD	2,581	1,752,021
4.75%, 06/21/54(a)	AUD	732	508,476
			26,049,640
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 04/20/25(b)	EUR	666	694,411
0.00%, 10/20/28(b)	EUR	944	911,114
0.00%, 02/20/30(b)	EUR	1,532	1,430,632
0.00%, 02/20/31(b)	EUR	1,114	1,010,433
0.00%, 10/20/40(b)	EUR	1,103	732,253
0.25%, 10/20/36(b)	EUR	334	261,258
0.50%, 04/20/27(b)	EUR	149	151,717
0.50%, 02/20/29(a)(b)	EUR	1,014	996,767
0.70%, 04/20/71(b)	EUR	730	355,089
0.75%, 10/20/26(b)	EUR	1,613	1,664,675
0.75%, 02/20/28(b)	EUR	1,392	1,410,163
0.75%, 03/20/51(b)	EUR	425	270,572
0.85%, 06/30/2120(b)	EUR	497	243,417
0.90%, 02/20/32(b)	EUR	770	731,034
1.20%, 10/20/25(b)	EUR	1,034	1,090,290
1.50%, 02/20/47(b)	EUR	809	654,832
1.50%, 11/02/86(b)	EUR	312	203,386
1.85%, 05/23/49(b)	EUR	1,086	931,518
2.00%, 07/15/26(b)	EUR	1,447	1,545,634
2.10%, 12/31/99(b)	EUR	248	204,602
2.40%, 05/23/34(b)	EUR	1,107	1,163,795
2.90%, 05/23/29(a)(b)	EUR	389	430,188
2.90%, 02/20/33(a)(b)	EUR	1,963	2,163,419
2.90%, 02/20/34(a)(b)	EUR	394	432,621
3.15%, 06/20/44(b)	EUR	664	730,860
3.15%, 10/20/53(b)	EUR	510	562,566
3.45%, 10/20/30(a)(b)	EUR	842	964,192
3.80%, 01/26/62(b)	EUR	334	419,970
Security	Par (000)		Value

Austria (continued)
4.15%, 03/15/37(a)(b)	EUR	1,208	$1,479,377
4.85%, 03/15/26(b)	EUR	311	351,592
6.25%, 07/15/27	EUR	1,443	1,752,588
			25,944,965
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR	922	913,704
0.00%, 10/22/31(a)(b)	EUR	1,056	939,680
0.10%, 06/22/30(b)	EUR	1,989	1,855,889
0.35%, 06/22/32(b)	EUR	1,136	1,020,935
0.40%, 06/22/40(b)	EUR	1,749	1,241,069
0.65%, 06/22/71(b)	EUR	463	213,605
0.80%, 06/22/25(b)	EUR	1,206	1,267,353
0.80%, 06/22/27(b)	EUR	914	937,878
0.80%, 06/22/28(b)	EUR	133	134,746
0.90%, 06/22/29(b)	EUR	1,768	1,770,625
1.00%, 06/22/26(b)	EUR	613	640,343
1.00%, 06/22/31(b)	EUR	381	369,790
1.40%, 06/22/53(b)	EUR	461	324,629
1.45%, 06/22/37(b)	EUR	395	356,314
1.60%, 06/22/47(b)	EUR	627	498,936
1.70%, 06/22/50(b)	EUR	748	587,874
1.90%, 06/22/38(b)	EUR	328	308,956
2.15%, 06/22/66(b)	EUR	589	486,087
2.25%, 06/22/57(b)	EUR	510	438,004
2.75%, 04/22/39(b)	EUR	403	420,061
3.00%, 06/22/33(b)	EUR	1,838	2,037,773
3.00%, 06/22/34(b)	EUR	725	800,666
3.30%, 06/22/54(b)	EUR	809	870,265
3.45%, 06/22/43(a)(b)	EUR	324	363,487
3.75%, 06/22/45(a)	EUR	625	733,928
4.00%, 03/28/32(a)	EUR	654	780,367
4.25%, 03/28/41(b)	EUR	216	269,417
4.50%, 03/28/26(b)	EUR	1,247	1,402,381
5.00%, 03/28/35(b)	EUR	931	1,213,635
5.50%, 03/28/28	EUR	1,564	1,897,405
Series 86, 1.25%, 04/22/33(b)	EUR	815	783,886
			25,879,688
Canada — 4.6%
Canadian Government Bond
0.25%, 03/01/26	CAD	4,016	2,771,517
0.50%, 09/01/25	CAD	857	601,484
0.50%, 12/01/30	CAD	1,517	935,915
1.00%, 09/01/26	CAD	108	74,926
1.00%, 06/01/27	CAD	188	128,945
1.25%, 03/01/25	CAD	1,372	985,519
1.25%, 03/01/27	CAD	1,060	734,522
1.25%, 06/01/30	CAD	2,703	1,773,230
1.50%, 04/01/25	CAD	883	634,621
1.50%, 06/01/26	CAD	210	148,148
1.50%, 06/01/31	CAD	2,305	1,509,561
1.50%, 12/01/31	CAD	1,620	1,051,888
1.75%, 12/01/53	CAD	1,798	952,126
2.00%, 06/01/28	CAD	1,199	842,105
2.00%, 06/01/32	CAD	1,703	1,142,275
2.00%, 12/01/51	CAD	1,029	586,188
2.25%, 06/01/25	CAD	333	240,960
2.25%, 06/01/29	CAD	456	321,746
2.50%, 12/01/32	CAD	398	276,808
2.75%, 09/01/27	CAD	1,901	1,377,028

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
2.75%, 06/01/33	CAD	1,090	$771,979
2.75%, 12/01/48	CAD	902	608,747
2.75%, 12/01/55	CAD	1,471	983,883
2.75%, 12/01/64	CAD	232	153,952
3.25%, 09/01/28	CAD	717	529,277
3.25%, 12/01/33	CAD	1,354	998,523
3.50%, 08/01/25	CAD	416	305,525
3.50%, 03/01/28	CAD	722	537,366
3.50%, 12/01/45	CAD	907	692,294
3.75%, 02/01/25	CAD	273	201,165
3.75%, 05/01/25	CAD	1,103	813,469
4.00%, 03/01/29	CAD	370	283,013
4.00%, 06/01/41	CAD	296	238,821
4.50%, 11/01/25	CAD	1,418	1,060,412
5.00%, 06/01/37	CAD	32	27,872
5.75%, 06/01/29	CAD	340	281,238
5.75%, 06/01/33	CAD	687	606,637
			26,183,685
Denmark — 3.6%
Denmark Government Bond
0.00%, 11/15/31	DKK	22,903	2,799,376
0.25%, 11/15/52	DKK	19,515	1,549,334
0.50%, 11/15/27	DKK	25,895	3,525,223
0.50%, 11/15/29	DKK	16,363	2,159,094
1.75%, 11/15/25	DKK	18,343	2,621,853
2.25%, 11/15/33	DKK	11,491	1,648,461
4.50%, 11/15/39	DKK	34,382	6,278,251
			20,581,592
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR	72	72,963
0.00%, 09/15/30(b)	EUR	1,989	1,826,248
0.13%, 09/15/31(b)	EUR	1,335	1,203,948
0.13%, 04/15/36(b)	EUR	163	127,259
0.13%, 04/15/52(b)	EUR	1,154	594,257
0.25%, 09/15/40(b)	EUR	778	545,577
0.50%, 04/15/26(b)	EUR	1,047	1,083,280
0.50%, 09/15/27(b)	EUR	1,871	1,890,743
0.50%, 09/15/28(b)	EUR	1,674	1,660,674
0.50%, 09/15/29(b)	EUR	304	295,571
0.50%, 04/15/43(a)(b)	EUR	1,167	808,503
0.75%, 04/15/31(b)	EUR	747	714,655
0.88%, 09/15/25(b)	EUR	2,036	2,138,103
1.13%, 04/15/34(b)	EUR	1,061	987,036
1.38%, 04/15/27(b)	EUR	1,208	1,263,723
1.38%, 04/15/47(b)	EUR	1,249	1,000,198
1.50%, 09/15/32(b)	EUR	1,400	1,385,663
2.63%, 07/04/42(b)	EUR	1,041	1,072,662
2.75%, 07/04/28(b)	EUR	1,140	1,250,257
2.75%, 04/15/38(b)	EUR	1,390	1,471,604
2.88%, 04/15/29(a)(b)	EUR	1,058	1,167,197
2.95%, 04/15/55(a)(b)	EUR	549	593,939
3.00%, 09/15/33(b)	EUR	1,790	1,990,320
4.00%, 07/04/25(b)	EUR	837	919,516
			26,063,896
France — 8.5%
French Republic Government Bond OAT
0.00%, 02/25/25(a)	EUR	357	373,580
0.00%, 03/25/25(a)	EUR	1,623	1,695,569
0.00%, 02/25/26(a)	EUR	1,406	1,443,643
Security	Par (000)		Value

France (continued)
0.00%, 02/25/27(a)	EUR	1,467	$1,475,044
0.00%, 11/25/29(a)	EUR	1,178	1,110,876
0.00%, 11/25/30(a)	EUR	1,473	1,351,976
0.00%, 11/25/31(a)	EUR	1,566	1,396,888
0.00%, 05/25/32(a)	EUR	987	866,761
0.25%, 11/25/26(a)	EUR	975	992,780
0.50%, 05/25/25(a)	EUR	261	273,601
0.50%, 05/25/26(a)	EUR	672	694,422
0.50%, 05/25/29(a)	EUR	1,482	1,454,251
0.50%, 05/25/40(b)	EUR	605	443,554
0.50%, 06/25/44(a)(b)	EUR	671	444,589
0.50%, 05/25/72(b)	EUR	375	160,687
0.75%, 02/25/28(a)	EUR	1,658	1,681,426
0.75%, 05/25/28(a)	EUR	2,074	2,096,355
0.75%, 11/25/28(a)	EUR	217	217,627
0.75%, 05/25/52(a)	EUR	815	488,916
0.75%, 05/25/53(b)	EUR	821	481,957
1.00%, 11/25/25(a)	EUR	1,745	1,831,970
1.00%, 05/25/27(a)	EUR	1,552	1,604,957
1.25%, 05/25/34(a)	EUR	1,462	1,376,798
1.25%, 05/25/36(b)	EUR	1,349	1,219,649
1.25%, 05/25/38(a)	EUR	551	477,980
1.50%, 05/25/31(a)	EUR	1,236	1,252,395
1.50%, 05/25/50(b)	EUR	870	664,446
1.75%, 06/25/39(b)	EUR	975	899,740
1.75%, 05/25/66(b)	EUR	436	325,401
2.00%, 11/25/32(a)	EUR	1,014	1,047,504
2.00%, 05/25/48(b)	EUR	768	669,709
2.50%, 05/25/30(a)	EUR	1,669	1,814,511
2.50%, 05/25/43(b)	EUR	438	431,597
2.75%, 10/25/27(a)	EUR	1,791	1,961,364
2.75%, 02/25/29(a)	EUR	898	987,452
3.00%, 05/25/33(a)	EUR	891	993,620
3.00%, 06/25/49(a)(b)	EUR	103	89,684
3.00%, 05/25/54(a)(b)	EUR	517	533,803
3.25%, 05/25/45(a)	EUR	910	1,004,286
3.50%, 04/25/26(a)	EUR	1,360	1,501,164
3.50%, 11/25/33(a)	EUR	241	279,045
4.00%, 10/25/38(a)	EUR	541	660,028
4.00%, 04/25/55(b)	EUR	564	701,407
4.00%, 04/25/60(a)	EUR	499	629,601
4.50%, 04/25/41(a)	EUR	580	750,726
4.75%, 04/25/35(a)	EUR	868	1,116,277
5.50%, 04/25/29(a)	EUR	1,496	1,859,883
5.75%, 10/25/32(a)	EUR	1,275	1,714,697
6.00%, 10/25/25(a)	EUR	801	913,338
			48,457,534
Germany — 6.6%
Bundesobligation
0.00%, 04/11/25(a)	EUR	1,558	1,627,275
0.00%, 10/10/25(a)	EUR	537	556,430
0.00%, 04/10/26(a)	EUR	743	763,286
0.00%, 04/16/27(a)	EUR	567	572,579
1.30%, 10/15/27(a)	EUR	1,239	1,302,176
2.20%, 04/13/28(a)	EUR	47	51,048
2.40%, 10/19/28(a)	EUR	629	690,270
Series G, 0.00%, 10/10/25(a)	EUR	771	799,324
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR	847	865,302
0.00%, 11/15/27(a)	EUR	465	464,902
0.00%, 08/15/29(a)	EUR	865	837,735

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
0.00%, 02/15/30(a)	EUR	1,173	$1,124,580
0.00%, 08/15/30(a)	EUR	731	693,874
0.00%, 02/15/31(a)	EUR	803	754,016
0.00%, 08/15/31(a)	EUR	969	900,350
0.00%, 02/15/32(a)	EUR	776	712,528
0.00%, 05/15/35(a)	EUR	712	599,939
0.00%, 05/15/36(a)	EUR	957	783,936
0.00%, 08/15/50(a)	EUR	1,576	916,074
0.00%, 08/15/52(a)	EUR	646	358,379
0.25%, 02/15/27(a)	EUR	1,164	1,188,497
0.25%, 08/15/28(a)	EUR	788	787,160
0.25%, 02/15/29(a)	EUR	696	689,602
0.50%, 02/15/25(a)	EUR	558	587,479
0.50%, 02/15/26(a)	EUR	463	481,666
0.50%, 08/15/27(a)	EUR	869	889,101
0.50%, 02/15/28(a)	EUR	783	796,077
1.00%, 08/15/25(a)	EUR	554	583,794
1.00%, 05/15/38(a)	EUR	83	75,102
1.25%, 08/15/48(a)	EUR	789	674,012
1.70%, 08/15/32(a)	EUR	579	607,811
1.80%, 08/15/53(a)	EUR	677	640,371
2.10%, 11/15/29(a)	EUR	1,145	1,241,485
2.30%, 02/15/33(a)	EUR	649	713,228
2.40%, 11/15/30(a)	EUR	156	172,231
2.50%, 07/04/44(a)	EUR	1,103	1,206,321
2.50%, 08/15/46(a)	EUR	448	491,876
2.60%, 08/15/33(a)	EUR	477	536,366
3.25%, 07/04/42(a)	EUR	472	572,316
4.00%, 01/04/37(a)	EUR	903	1,158,904
4.25%, 07/04/39(a)	EUR	472	631,660
4.75%, 07/04/28(a)	EUR	653	784,338
4.75%, 07/04/34(a)	EUR	1,052	1,405,387
4.75%, 07/04/40(a)	EUR	734	1,044,398
5.50%, 01/04/31(a)	EUR	708	933,917
5.63%, 01/04/28(a)	EUR	770	940,808
6.25%, 01/04/30(a)	EUR	299	397,905
6.50%, 07/04/27(a)	EUR	448	552,323
Series G, 0.00%, 08/15/30(a)	EUR	341	323,806
Series G, 0.00%, 08/15/31(a)	EUR	42	39,025
Series G, 0.00%, 08/15/50(a)	EUR	264	154,076
Bundesschatzanweisungen
2.80%, 06/12/25(a)	EUR	10	10,803
3.10%, 09/18/25(a)	EUR	1,049	1,141,805
			37,827,653
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR	1,749	1,576,192
0.20%, 05/15/27(a)	EUR	1,725	1,741,916
0.20%, 10/18/30(a)	EUR	1,567	1,468,331
0.35%, 10/18/32(a)	EUR	2,194	1,984,574
0.40%, 05/15/35(a)	EUR	1,343	1,139,479
0.55%, 04/22/41(a)	EUR	482	358,742
0.90%, 05/15/28(a)	EUR	1,953	1,994,252
1.00%, 05/15/26(a)	EUR	2,203	2,306,568
1.10%, 05/15/29(a)	EUR	2,002	2,034,397
1.30%, 05/15/33(a)	EUR	122	119,009
1.35%, 03/18/31(a)	EUR	1,129	1,140,315
1.50%, 05/15/50(a)	EUR	1,955	1,557,533
1.70%, 05/15/37(a)	EUR	1,430	1,365,362
2.00%, 02/18/45(a)	EUR	1,752	1,620,929
2.40%, 05/15/30(a)	EUR	1,928	2,091,151
Security	Par (000)		Value

Ireland (continued)
3.00%, 10/18/43(a)	EUR	1,187	$1,313,578
5.40%, 03/13/25	EUR	2,092	2,316,286
			26,128,614
Israel — 4.3%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS	9,306	2,450,660
0.50%, 02/27/26	ILS	6,281	1,612,664
1.00%, 03/31/30	ILS	14,254	3,286,651
1.30%, 04/30/32	ILS	8,427	1,859,321
1.50%, 05/31/37	ILS	9,274	1,790,580
1.75%, 08/31/25	ILS	7,351	1,951,970
2.00%, 03/31/27	ILS	10,008	2,606,369
2.25%, 09/28/28	ILS	9,694	2,483,876
2.80%, 11/29/52	ILS	3,947	754,469
3.75%, 02/28/29	ILS	3,179	868,279
3.75%, 03/31/47	ILS	8,288	1,978,211
5.50%, 01/31/42	ILS	5,811	1,773,606
6.25%, 10/30/26	ILS	4,771	1,393,174
			24,809,830
Italy — 7.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR	618	627,848
0.25%, 03/15/28(a)	EUR	760	735,988
0.35%, 02/01/25(a)	EUR	677	711,031
0.45%, 02/15/29(a)	EUR	549	521,337
0.50%, 02/01/26(a)	EUR	738	760,550
0.50%, 07/15/28(a)	EUR	555	538,316
0.85%, 01/15/27(a)	EUR	456	465,316
0.90%, 04/01/31(a)	EUR	1,126	1,028,765
0.95%, 09/15/27(a)	EUR	24	24,222
0.95%, 09/15/27(a)(b)	EUR	600	605,553
0.95%, 08/01/30(a)	EUR	497	464,303
0.95%, 12/01/31(b)	EUR	669	601,324
0.95%, 06/01/32(a)	EUR	656	580,884
0.95%, 03/01/37(b)	EUR	491	371,081
1.10%, 04/01/27(a)	EUR	492	503,694
1.20%, 08/15/25(a)	EUR	742	780,309
1.25%, 12/01/26(a)	EUR	690	713,932
1.35%, 04/01/30(a)	EUR	763	738,513
1.45%, 03/01/36(b)	EUR	330	273,960
1.50%, 06/01/25(a)	EUR	805	852,269
1.50%, 04/30/45(b)	EUR	457	310,334
1.60%, 06/01/26(a)	EUR	746	783,685
1.65%, 12/01/30(b)	EUR	211	204,767
1.65%, 03/01/32(b)	EUR	811	766,340
1.70%, 09/01/51(b)	EUR	515	337,081
1.80%, 03/01/41(a)(b)	EUR	622	482,495
1.85%, 07/01/25(b)	EUR	765	813,260
2.00%, 12/01/25(a)	EUR	473	503,013
2.00%, 02/01/28(a)	EUR	819	854,593
2.05%, 08/01/27(a)	EUR	632	664,309
2.10%, 07/15/26(a)	EUR	582	617,998
2.15%, 09/01/52(b)	EUR	275	196,105
2.15%, 03/01/72(a)(b)	EUR	215	140,045
2.20%, 06/01/27(a)	EUR	669	707,806
2.25%, 09/01/36(b)	EUR	616	556,874
2.45%, 09/01/33(b)	EUR	612	600,071
2.45%, 09/01/50(b)	EUR	652	508,543
2.50%, 12/01/32(a)	EUR	636	634,243
2.80%, 12/01/28(a)	EUR	513	548,872

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
2.80%, 06/15/29(a)	EUR	552	$586,542
2.80%, 03/01/67(b)	EUR	202	157,780
3.00%, 08/01/29(a)	EUR	755	810,429
3.10%, 03/01/40(b)	EUR	568	540,957
3.25%, 03/01/38(b)	EUR	402	398,635
3.25%, 09/01/46(b)	EUR	362	337,148
3.35%, 03/01/35(b)	EUR	773	800,721
3.40%, 03/28/25(a)	EUR	549	594,663
3.40%, 04/01/28(a)	EUR	681	748,159
3.45%, 03/01/48(b)	EUR	470	450,132
3.50%, 01/15/26(a)	EUR	717	783,564
3.50%, 03/01/30(b)	EUR	774	850,054
3.70%, 06/15/30(a)	EUR	218	241,188
3.80%, 08/01/28(a)	EUR	686	765,536
3.85%, 12/15/29(a)	EUR	574	641,159
3.85%, 09/01/49(b)	EUR	467	473,512
4.00%, 11/15/30(a)	EUR	197	221,476
4.00%, 10/30/31(b)	EUR	35	39,338
4.00%, 02/01/37(b)	EUR	802	876,178
4.35%, 11/01/33(a)	EUR	431	492,322
4.40%, 05/01/33(a)	EUR	599	688,646
4.45%, 09/01/43(a)(b)	EUR	156	173,254
4.50%, 03/01/26(b)	EUR	867	966,903
4.50%, 10/01/53(a)(b)	EUR	219	242,313
4.75%, 09/01/28(b)	EUR	307	356,071
4.75%, 09/01/44(b)	EUR	622	718,745
5.00%, 03/01/25(b)	EUR	718	790,274
5.00%, 08/01/34(b)	EUR	909	1,088,893
5.00%, 08/01/39(b)	EUR	620	738,291
5.00%, 09/01/40(b)	EUR	711	846,430
5.25%, 11/01/29(a)	EUR	990	1,187,892
5.75%, 02/01/33(a)	EUR	705	888,383
6.00%, 05/01/31(a)	EUR	977	1,237,175
7.25%, 11/01/26(a)	EUR	705	850,537
			43,712,929
Japan — 13.2%
Japan Government Five Year Bond
0.00%, 09/20/26	JPY	14,550	98,688
0.00%, 03/20/27	JPY	62,700	424,714
0.00%, 06/20/27	JPY	84,000	568,310
0.10%, 06/20/25	JPY	136,650	929,810
0.10%, 12/20/25	JPY	24,950	169,683
0.10%, 03/20/27	JPY	66,550	452,136
0.10%, 09/20/27	JPY	41,550	281,698
0.10%, 03/20/28	JPY	73,800	499,090
0.10%, 06/20/28	JPY	77,950	526,515
0.20%, 03/20/28	JPY	123,500	838,639
0.30%, 12/20/27	JPY	85,400	582,731
0.40%, 09/20/28	JPY	88,400	604,001
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	81,050	362,610
0.50%, 03/20/59	JPY	79,500	355,157
0.50%, 03/20/60	JPY	99,650	439,440
0.70%, 03/20/61	JPY	63,600	298,995
0.80%, 03/20/58	JPY	76,000	382,964
0.90%, 03/20/57	JPY	74,350	390,886
1.00%, 03/20/62	JPY	105,100	544,923
1.30%, 03/20/63	JPY	68,300	387,780
1.40%, 03/20/55	JPY	26,700	164,050
1.70%, 03/20/54	JPY	22,450	149,136
1.90%, 03/20/53	JPY	34,850	243,813
Security	Par (000)		Value

Japan (continued)
2.00%, 03/20/52	JPY	61,050	$436,181
2.20%, 03/20/49	JPY	32,800	245,416
2.20%, 03/20/50	JPY	40,050	298,865
2.20%, 03/20/51	JPY	58,450	435,698
2.40%, 03/20/48	JPY	37,150	288,901
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY	59,050	401,390
0.10%, 03/20/27	JPY	56,900	386,574
0.10%, 06/20/27	JPY	30,150	204,638
0.10%, 09/20/27	JPY	91,750	622,040
0.10%, 12/20/27	JPY	16,300	110,370
0.10%, 03/20/28	JPY	113,150	765,204
0.10%, 06/20/28	JPY	101,950	688,623
0.10%, 12/20/28	JPY	42,850	288,491
0.10%, 06/20/29	JPY	38,000	255,363
0.10%, 09/20/29	JPY	26,050	174,858
0.10%, 12/20/29	JPY	11,450	76,764
0.10%, 06/20/30	JPY	26,150	174,637
0.10%, 03/20/31	JPY	47,000	311,590
0.10%, 06/20/31	JPY	56,950	376,231
0.10%, 09/20/31	JPY	5,950	39,192
0.10%, 12/20/31	JPY	15,600	102,443
0.20%, 09/20/32	JPY	39,250	257,602
0.40%, 06/20/25	JPY	20,700	141,432
0.40%, 06/20/33	JPY	95,400	632,279
0.50%, 12/20/32	JPY	32,800	220,454
0.50%, 03/20/33	JPY	114,500	767,278
0.80%, 09/20/33	JPY	79,050	542,087
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	36,200	185,818
0.40%, 09/20/49	JPY	50,850	251,559
0.40%, 12/20/49	JPY	70,900	349,485
0.40%, 03/20/50	JPY	38,450	188,525
0.50%, 09/20/46	JPY	30,500	163,504
0.60%, 12/20/46	JPY	37,050	202,529
0.60%, 06/20/50	JPY	83,300	430,802
0.60%, 09/20/50	JPY	88,500	455,440
0.70%, 06/20/48	JPY	65,300	357,309
0.70%, 12/20/48	JPY	64,150	348,392
0.70%, 12/20/50	JPY	90,100	475,379
0.70%, 03/20/51	JPY	83,250	437,931
0.70%, 06/20/51	JPY	79,950	419,295
0.70%, 09/20/51	JPY	77,150	403,394
0.70%, 12/20/51	JPY	53,300	277,846
0.80%, 03/20/46	JPY	44,650	258,383
0.80%, 03/20/47	JPY	50,400	287,709
0.80%, 06/20/47	JPY	40,550	230,486
0.80%, 09/20/47	JPY	33,650	190,443
0.80%, 03/20/48	JPY	55,900	314,146
0.90%, 09/20/48	JPY	22,000	125,922
1.00%, 03/20/52	JPY	85,900	484,887
1.20%, 06/20/53	JPY	36,850	217,600
1.30%, 06/20/52	JPY	84,500	513,947
1.40%, 09/20/45	JPY	22,100	145,174
1.40%, 12/20/45	JPY	31,150	204,160
1.40%, 09/20/52	JPY	57,150	356,133
1.40%, 03/20/53	JPY	86,500	538,036
1.50%, 12/20/44	JPY	26,050	175,313
1.50%, 03/20/45	JPY	54,950	369,354
1.60%, 06/20/45	JPY	32,500	222,070
1.60%, 12/20/52	JPY	62,200	406,620

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
1.70%, 06/20/33	JPY	31,850	$236,529
1.70%, 12/20/43	JPY	34,100	239,191
1.70%, 03/20/44	JPY	62,850	440,304
1.70%, 06/20/44	JPY	35,900	250,907
1.70%, 09/20/44	JPY	33,350	232,886
1.80%, 11/22/32	JPY	14,050	105,125
1.80%, 03/20/43	JPY	78,350	562,067
1.80%, 09/20/43	JPY	44,950	321,473
1.80%, 09/20/53	JPY	33,600	229,367
1.90%, 09/20/42	JPY	56,250	410,929
1.90%, 06/20/43	JPY	36,350	264,504
2.00%, 12/20/33	JPY	12,750	97,162
2.00%, 09/20/40	JPY	85,350	638,577
2.00%, 09/20/41	JPY	103,000	767,055
2.00%, 03/20/42	JPY	83,600	621,365
2.10%, 09/20/33	JPY	22,500	172,858
2.20%, 09/20/39	JPY	58,650	452,734
2.20%, 03/20/41	JPY	84,150	645,567
2.30%, 05/20/32	JPY	12,900	99,871
2.30%, 03/20/35	JPY	24,750	194,232
2.30%, 12/20/35	JPY	26,450	207,945
2.30%, 12/20/36	JPY	35,250	277,191
2.30%, 03/20/39	JPY	68,850	538,969
2.30%, 03/20/40	JPY	82,550	644,505
2.40%, 03/20/34	JPY	27,650	218,087
2.40%, 12/20/34	JPY	22,150	175,147
2.40%, 03/20/37	JPY	81,000	643,608
2.40%, 09/20/38	JPY	73,750	584,874
2.50%, 06/20/34	JPY	26,450	210,696
2.50%, 09/20/34	JPY	20,600	164,212
2.50%, 09/20/35	JPY	19,000	152,154
2.50%, 03/20/36	JPY	28,550	228,877
2.50%, 06/20/36	JPY	35,250	282,877
2.50%, 09/20/36	JPY	19,150	153,633
2.50%, 09/20/37	JPY	45,350	363,931
2.50%, 03/20/38	JPY	47,600	382,317
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	38,950	241,631
0.30%, 06/20/39	JPY	117,450	696,010
0.30%, 09/20/39	JPY	102,350	602,709
0.30%, 12/20/39	JPY	71,250	417,431
0.40%, 03/20/36	JPY	49,700	317,424
0.40%, 03/20/39	JPY	108,550	656,654
0.40%, 03/20/40	JPY	97,250	576,311
0.40%, 06/20/40	JPY	137,000	807,823
0.40%, 09/20/40	JPY	41,250	242,007
0.40%, 06/20/41	JPY	139,700	806,982
0.50%, 03/20/38	JPY	69,500	434,675
0.50%, 12/20/40	JPY	89,650	532,272
0.50%, 03/20/41	JPY	70,600	417,110
0.50%, 09/20/41	JPY	84,750	496,385
0.50%, 12/20/41	JPY	143,600	837,969
0.60%, 12/20/36	JPY	61,100	395,203
0.60%, 06/20/37	JPY	49,700	318,920
0.60%, 12/20/37	JPY	46,750	297,875
0.70%, 09/20/38	JPY	87,250	556,804
0.80%, 03/20/42	JPY	81,750	501,120
0.90%, 06/20/42	JPY	33,250	207,039
1.10%, 09/20/42	JPY	77,250	496,341
1.10%, 03/20/43	JPY	96,950	618,786
1.10%, 06/20/43	JPY	16,150	102,797
Security	Par (000)		Value

Japan (continued)
1.20%, 12/20/34	JPY	68,100	$480,800
1.20%, 03/20/35	JPY	51,400	362,573
1.20%, 09/20/35	JPY	60,850	427,930
1.40%, 09/20/34	JPY	69,900	504,232
1.40%, 12/20/42	JPY	98,500	663,767
1.50%, 06/20/32	JPY	34,250	250,192
1.50%, 03/20/33	JPY	30,850	225,359
1.50%, 03/20/34	JPY	53,000	386,643
1.50%, 06/20/34	JPY	44,200	322,136
1.50%, 09/20/43	JPY	59,100	401,822
1.60%, 03/20/32	JPY	30,500	224,371
1.60%, 06/20/32	JPY	19,050	140,193
1.60%, 03/20/33	JPY	34,000	250,364
1.60%, 12/20/33	JPY	65,300	480,752
1.70%, 09/20/31	JPY	43,850	324,558
1.70%, 12/20/31	JPY	36,550	270,666
1.70%, 03/20/32	JPY	25,950	192,271
1.70%, 06/20/32	JPY	27,450	203,505
1.70%, 12/20/32	JPY	37,200	276,007
1.70%, 06/20/33	JPY	69,550	516,503
1.70%, 09/20/33	JPY	61,850	459,526
1.80%, 09/20/30	JPY	26,550	196,971
1.80%, 06/20/31	JPY	24,850	185,011
1.80%, 09/20/31	JPY	48,300	359,910
1.80%, 12/20/31	JPY	43,150	321,760
1.80%, 03/20/32	JPY	52,850	394,378
1.80%, 12/20/32	JPY	94,450	706,784
1.90%, 03/20/25	JPY	16,900	117,332
1.90%, 06/20/25	JPY	20,900	145,741
1.90%, 12/20/28	JPY	34,700	254,174
1.90%, 03/20/29	JPY	13,050	95,856
1.90%, 09/20/30	JPY	16,150	120,525
1.90%, 03/20/31	JPY	43,100	322,808
1.90%, 06/20/31	JPY	12,850	96,293
2.00%, 09/20/25	JPY	116,850	819,562
2.00%, 03/20/27	JPY	20,450	147,168
2.00%, 06/20/30	JPY	26,850	201,163
2.00%, 12/20/30	JPY	31,450	236,659
2.00%, 03/20/31	JPY	37,700	284,136
2.10%, 03/20/27	JPY	46,800	337,788
2.10%, 06/20/27	JPY	19,500	141,320
2.10%, 09/20/27	JPY	16,250	118,146
2.10%, 12/20/27	JPY	46,400	338,615
2.10%, 06/20/28	JPY	67,150	493,346
2.10%, 12/20/28	JPY	23,450	173,303
2.10%, 03/20/29	JPY	36,600	271,349
2.10%, 06/20/29	JPY	7,400	55,081
2.10%, 09/20/29	JPY	29,850	222,934
2.10%, 12/20/29	JPY	81,000	606,917
2.10%, 03/20/30	JPY	30,250	227,401
2.10%, 12/20/30	JPY	54,050	409,183
2.20%, 09/20/27	JPY	53,050	387,004
2.20%, 03/20/28	JPY	42,300	310,893
2.20%, 09/20/28	JPY	15,350	113,520
2.20%, 06/20/29	JPY	20,500	153,325
2.20%, 03/20/31	JPY	36,700	280,050
2.30%, 06/20/27	JPY	3,100	22,608
2.40%, 03/20/28	JPY	18,950	140,331
Japan Government Two Year Bond
0.00%, 04/01/25	JPY	160,900	1,093,536
0.00%, 06/01/25	JPY	135,500	920,715

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
0.00%, 07/01/25	JPY	52,150	$354,317
0.00%, 08/01/25	JPY	157,950	1,072,983
0.00%, 09/01/25	JPY	166,750	1,132,604
0.00%, 12/01/25	JPY	74,300	504,380
0.10%, 11/01/25	JPY	113,300	770,683
			75,740,698
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR	2,034	2,094,766
0.00%, 01/15/27(b)	EUR	1,314	1,328,306
0.00%, 01/15/29(b)	EUR	654	633,061
0.00%, 07/15/30(b)	EUR	1,235	1,154,218
0.00%, 07/15/31(b)	EUR	657	598,476
0.00%, 01/15/38(b)	EUR	1,349	1,011,612
0.00%, 01/15/52(b)	EUR	1,261	676,203
0.25%, 07/15/25(b)	EUR	755	787,602
0.25%, 07/15/29(b)	EUR	632	614,019
0.50%, 07/15/26(b)	EUR	908	937,903
0.50%, 07/15/32(b)	EUR	1,161	1,075,523
0.50%, 01/15/40(b)	EUR	1,145	897,611
0.75%, 07/15/27(b)	EUR	1,211	1,243,735
0.75%, 07/15/28(b)	EUR	1,086	1,100,171
2.00%, 01/15/54(b)	EUR	664	627,528
2.50%, 01/15/30(b)	EUR	1,659	1,813,858
2.50%, 01/15/33(b)	EUR	1,194	1,300,550
2.50%, 07/15/33(b)	EUR	1,218	1,323,269
2.75%, 01/15/47(b)	EUR	1,587	1,751,945
3.25%, 01/15/44(a)(b)	EUR	623	734,214
3.75%, 01/15/42(b)	EUR	1,203	1,500,685
4.00%, 01/15/37(b)	EUR	878	1,092,986
5.50%, 01/15/28(b)	EUR	1,769	2,141,100
			26,439,341
New Zealand — 3.1%
New Zealand Government Bond
0.25%, 05/15/28	NZD	3,251	1,668,240
0.50%, 05/15/26	NZD	3,168	1,765,302
1.50%, 05/15/31	NZD	2,373	1,183,020
1.75%, 05/15/41	NZD	1,991	776,505
2.00%, 05/15/32	NZD	2,576	1,300,268
2.75%, 04/15/25(a)	NZD	2,277	1,353,483
2.75%, 04/15/37(a)	NZD	1,783	876,384
2.75%, 05/15/51	NZD	2,154	897,952
3.00%, 04/20/29	NZD	2,408	1,377,362
3.50%, 04/14/33(a)	NZD	4,257	2,392,632
4.25%, 05/15/34	NZD	2,199	1,303,875
4.50%, 04/15/27(a)	NZD	2,911	1,780,311
4.50%, 05/15/30	NZD	2,029	1,244,173
			17,919,507
Norway — 2.3%
Norway Government Bond
1.25%, 09/17/31 (b)	NOK	18,231	1,472,140
1.38%, 08/19/30 (b)	NOK	18,216	1,522,698
1.50%, 02/19/26 (b)	NOK	18,952	1,726,038
1.75%, 03/13/25 (b)	NOK	19,157	1,775,582
1.75%, 02/17/27 (b)	NOK	9,865	890,802
1.75%, 09/06/29 (b)	NOK	5,800	505,151
2.00%, 04/26/28 (b)	NOK	23,454	2,105,391
2.13%, 05/18/32 (b)	NOK	14,272	1,221,661
3.00%, 08/15/33 (b)	NOK	13,567	1,233,294
Security	Par (000)		Value

Norway (continued)
3.50%, 10/06/42(a)(b)	NOK	7,081	$682,593
			13,135,350
Singapore — 4.5%
Singapore Government Bond
0.50%, 11/01/25	SGD	3,074	2,188,418
1.25%, 11/01/26	SGD	2,255	1,606,017
1.63%, 07/01/31	SGD	809	552,490
1.88%, 03/01/50	SGD	1,380	838,338
1.88%, 10/01/51	SGD	1,903	1,166,625
2.13%, 06/01/26	SGD	2,365	1,728,151
2.25%, 08/01/36	SGD	1,337	926,581
2.38%, 06/01/25	SGD	1,498	1,102,926
2.38%, 07/01/39	SGD	1,912	1,329,991
2.63%, 05/01/28	SGD	1,127	833,409
2.63%, 08/01/32	SGD	3,152	2,300,549
2.75%, 04/01/42	SGD	1,364	993,559
2.75%, 03/01/46	SGD	2,191	1,586,699
2.88%, 09/01/27	SGD	1,038	774,720
2.88%, 08/01/28	SGD	994	742,392
2.88%, 07/01/29	SGD	1,765	1,315,178
2.88%, 09/01/30	SGD	1,855	1,380,029
3.00%, 08/01/72(a)	SGD	1,401	1,092,091
3.38%, 09/01/33	SGD	2,395	1,856,013
3.50%, 03/01/27	SGD	2,089	1,584,993
			25,899,169
Spain — 5.0%
Spain Government Bond
0.00%, 01/31/25	EUR	480	502,380
0.00%, 05/31/25	EUR	804	835,335
0.00%, 01/31/26	EUR	821	840,958
0.00%, 01/31/27	EUR	649	649,052
0.00%, 01/31/28	EUR	753	734,099
0.10%, 04/30/31(b)	EUR	700	622,803
0.50%, 10/31/31(b)	EUR	660	596,829
0.60%, 10/31/29(b)	EUR	669	642,672
0.70%, 04/30/32(b)	EUR	829	751,670
0.80%, 07/30/27(b)	EUR	800	813,024
0.80%, 07/30/29	EUR	1,393	1,360,730
0.85%, 07/30/37(a)(b)	EUR	410	322,386
1.00%, 07/30/42(b)	EUR	286	202,033
1.00%, 10/31/50(b)	EUR	410	241,491
1.20%, 10/31/40(b)	EUR	408	310,751
1.25%, 10/31/30(b)	EUR	752	736,164
1.30%, 10/31/26(b)	EUR	984	1,026,828
1.40%, 04/30/28(b)	EUR	532	547,192
1.40%, 07/30/28(b)	EUR	53	54,349
1.45%, 10/31/27(b)	EUR	889	921,717
1.45%, 04/30/29(b)	EUR	644	655,104
1.45%, 10/31/71(b)	EUR	290	152,840
1.50%, 04/30/27(b)	EUR	589	614,852
1.60%, 04/30/25(b)	EUR	643	682,417
1.85%, 07/30/35(b)	EUR	529	496,982
1.90%, 10/31/52(b)	EUR	473	343,272
1.95%, 04/30/26(b)	EUR	781	830,489
1.95%, 07/30/30(b)	EUR	541	556,619
2.15%, 10/31/25(b)	EUR	322	344,293
2.35%, 07/30/33(b)	EUR	497	507,051
2.55%, 10/31/32(b)	EUR	564	589,925
2.70%, 10/31/48(b)	EUR	425	385,360
2.80%, 05/31/26	EUR	332	359,743

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
2.90%, 10/31/46(b)	EUR	976	$931,272
3.15%, 04/30/33(b)	EUR	740	807,252
3.25%, 04/30/34(a)(b)	EUR	304	331,467
3.45%, 07/30/66(b)	EUR	357	350,755
3.55%, 10/31/33(a)(b)	EUR	522	585,957
3.90%, 07/30/39(b)	EUR	364	410,408
4.20%, 01/31/37(b)	EUR	670	790,915
4.65%, 07/30/25(b)	EUR	223	246,893
4.70%, 07/30/41(b)	EUR	472	585,380
4.90%, 07/30/40(b)	EUR	578	728,586
5.15%, 10/31/28(b)	EUR	431	517,418
5.15%, 10/31/44(b)	EUR	401	527,721
5.75%, 07/30/32	EUR	684	894,889
5.90%, 07/30/26(b)	EUR	864	1,005,155
6.00%, 01/31/29	EUR	692	864,031
			28,809,509
Sweden — 2.7%
Sweden Government Bond
0.13%, 05/12/31(a)(b)	SEK	16,410	1,362,894
0.75%, 05/12/28(a)	SEK	18,215	1,646,389
0.75%, 11/12/29(a)	SEK	28,410	2,521,141
1.00%, 11/12/26(a)	SEK	31,270	2,890,507
1.75%, 11/11/33(a)	SEK	14,320	1,319,598
2.25%, 06/01/32(a)	SEK	17,995	1,737,570
2.50%, 05/12/25(a)	SEK	25,750	2,459,904
3.50%, 03/30/39(a)	SEK	14,240	1,562,922
			15,500,925
United Kingdom — 5.5%
U.K. Gilts
4.00%, 10/22/63(a)	GBP	268	315,217
4.50%, 06/07/28(a)	GBP	504	658,328
4.63%, 01/31/34(a)	GBP	160	215,218
4.75%, 10/22/43(a)	GBP	303	401,579
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP	277	325,588
0.13%, 01/31/28(a)	GBP	284	312,909
0.25%, 01/31/25(a)	GBP	509	618,157
0.25%, 07/31/31(a)	GBP	517	508,431
0.38%, 10/22/26(a)	GBP	989	1,142,563
0.38%, 10/22/30(a)	GBP	347	354,969
0.50%, 01/31/29(a)	GBP	820	891,102
0.50%, 10/22/61(a)	GBP	708	273,661
0.63%, 06/07/25(a)	GBP	488	588,943
0.63%, 07/31/35(a)	GBP	1,319	1,157,729
0.63%, 10/22/50(a)	GBP	508	264,468
0.88%, 10/22/29(a)	GBP	551	600,593
0.88%, 07/31/33(a)	GBP	483	469,057
0.88%, 01/31/46(a)	GBP	603	386,141
1.00%, 01/31/32(a)	GBP	996	1,025,436
1.13%, 01/31/39(a)	GBP	472	392,576
1.13%, 10/22/73(a)	GBP	247	117,384
1.25%, 07/22/27(a)	GBP	494	576,463
1.25%, 10/22/41(a)	GBP	636	501,737
1.25%, 07/31/51(a)	GBP	481	303,932
1.50%, 07/22/26(a)	GBP	527	631,649
1.50%, 07/22/47(a)	GBP	736	535,762
1.50%, 07/31/53(a)	GBP	529	349,480
Security	Par (000)		Value

United Kingdom (continued)
1.63%, 10/22/54(a)	GBP	400	$270,999
1.63%, 10/22/71(a)	GBP	335	201,489
1.75%, 09/07/37(a)	GBP	643	614,741
1.75%, 07/22/57(a)	GBP	589	405,391
2.00%, 09/07/25(a)	GBP	154	188,490
2.50%, 07/22/65(a)	GBP	406	334,826
3.25%, 01/31/33(a)	GBP	951	1,155,789
3.25%, 01/22/44(a)	GBP	129	138,322
3.50%, 10/22/25(a)	GBP	1,063	1,330,436
3.50%, 01/22/45(a)	GBP	542	600,399
3.50%, 07/22/68(a)	GBP	397	422,670
3.75%, 01/29/38(a)	GBP	296	358,465
3.75%, 07/22/52(a)	GBP	419	471,899
3.75%, 10/22/53(a)	GBP	675	756,112
4.00%, 01/22/60(a)	GBP	414	488,125
4.13%, 01/29/27(a)	GBP	764	975,285
4.25%, 12/07/27(a)	GBP	451	582,024
4.25%, 06/07/32(a)	GBP	433	569,926
4.25%, 03/07/36(a)	GBP	462	599,135
4.25%, 09/07/39(a)	GBP	363	459,524
4.25%, 12/07/40(a)	GBP	627	789,273
4.25%, 12/07/46(a)	GBP	433	533,596
4.25%, 12/07/49(a)	GBP	549	673,693
4.25%, 12/07/55(a)	GBP	189	232,111
4.50%, 09/07/34(a)	GBP	253	336,851
4.50%, 12/07/42(a)	GBP	647	834,483
4.75%, 12/07/30(a)	GBP	883	1,192,928
4.75%, 12/07/38(a)	GBP	445	598,349
5.00%, 03/07/25(a)	GBP	433	550,915
6.00%, 12/07/28(a)	GBP	532	744,051
			31,329,369

Total Long-Term Investments — 99.0%
(Cost: $650,286,130)			566,413,894

Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	120,000	120,000

Total Short-Term Securities — 0.0%
(Cost: $120,000)		120,000

Total Investments — 99.0%
(Cost: $650,406,130)		566,533,894

Other Assets Less Liabilities — 1.0%		5,579,644

Net Assets — 100.0%		$572,113,538

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$230,000	$—	$(110,000	)(a)	$—	$—	$120,000	120,000	$3,392	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$566,413,894	$—	$566,413,894
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$120,000	$566,413,894	$—	$566,533,894

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel